Semi-Annual Report

March 31, 2019

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

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SPDR S&P 500® ETF Trust

Semi-Annual Report

March 31, 2019

(Unaudited)

SPDR S&P 500® ETF Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks	Shares	Value

3M Co.	6,485,358	$1,347,527,685
Abbott Laboratories	19,783,528	1,581,495,228
AbbVie, Inc.	16,613,275	1,338,863,832
ABIOMED, Inc.(a)	508,560	145,239,650
Accenture PLC Class A	7,180,440	1,263,901,049
Activision Blizzard, Inc.	8,603,830	391,732,380
Adobe Systems, Inc.(a)	5,493,649	1,464,002,522
Advance Auto Parts, Inc.	820,816	139,973,752
Advanced Micro Devices, Inc.(a)	9,842,816	251,188,664
AES Corp.	7,469,721	135,052,556
Affiliated Managers Group, Inc.	594,750	63,703,673
Aflac, Inc.	8,541,866	427,093,300
Agilent Technologies, Inc.	3,577,747	287,579,304
Air Products & Chemicals, Inc.	2,473,905	472,416,899
Akamai Technologies, Inc.(a)	1,825,892	130,934,715
Alaska Air Group, Inc.	1,366,165	76,669,180
Albemarle Corp.	1,207,366	98,979,865
Alexandria Real Estate Equities, Inc. REIT	1,269,979	181,048,206
Alexion Pharmaceuticals, Inc.(a)	2,517,041	340,253,602
Align Technology, Inc.(a)	814,704	231,644,788
Allegion PLC	1,058,140	95,983,879
Allergan PLC	3,553,400	520,253,294
Alliance Data Systems Corp.	527,478	92,298,100
Alliant Energy Corp.	2,662,564	125,486,641
Allstate Corp.	3,738,400	352,082,512
Alphabet, Inc. Class A(a)	3,376,322	3,973,559,599
Alphabet, Inc. Class C(a)	3,466,807	4,067,639,321
Altria Group, Inc.	21,113,654	1,212,557,149
Amazon.com, Inc.(a)	4,653,551	8,286,810,943
Ameren Corp.	2,755,560	202,671,438
American Airlines Group, Inc.	4,556,858	144,725,810
American Electric Power Co., Inc.	5,556,576	465,363,240
American Express Co.	7,789,257	851,365,790
American International Group, Inc.	9,872,685	425,117,816
American Tower Corp. REIT	4,968,902	979,171,828
American Water Works Co., Inc.	2,038,628	212,547,355
Ameriprise Financial, Inc.	1,525,959	195,475,348
AmerisourceBergen Corp.	1,781,091	141,632,356
AMETEK, Inc.	2,563,964	212,732,093
Amgen, Inc.	7,008,489	1,331,472,740
Amphenol Corp. Class A	3,336,815	315,128,809
Anadarko Petroleum Corp.	5,710,030	259,692,164
Analog Devices, Inc.	4,139,461	435,761,059

Common Stocks	Shares	Value

ANSYS, Inc.(a)	931,981	$170,282,249
Anthem, Inc.	2,896,759	831,311,898
AO Smith Corp.	1,604,452	85,549,381
Aon PLC	2,699,980	460,886,586
Apache Corp.	4,234,171	146,756,367
Apartment Investment & Management Co. Class A REIT	1,744,653	87,738,599
Apple, Inc.	50,522,136	9,596,679,733
Applied Materials, Inc.	10,691,566	424,027,508
Aptiv PLC	2,951,989	234,653,606
Archer-Daniels-Midland Co.	6,317,006	272,452,469
Arconic, Inc.	4,790,046	91,537,779
Arista Networks, Inc.(a)	588,471	185,050,591
Arthur J Gallagher & Co.	2,073,338	161,927,698
Assurant, Inc.	587,643	55,773,197
AT&T, Inc.	82,158,907	2,576,503,324
Atmos Energy Corp.	1,317,335	135,593,292
Autodesk, Inc.(a)	2,466,994	384,407,005
Automatic Data Processing, Inc.	4,906,840	783,818,622
AutoZone, Inc.(a)	282,996	289,821,864
AvalonBay Communities, Inc. REIT	1,560,315	313,202,030
Avery Dennison Corp.	965,078	109,053,814
Baker Hughes a GE Co.	5,783,022	160,305,370
Ball Corp.	3,842,351	222,318,429
Bank of America Corp.	101,310,506	2,795,156,861
Bank of New York Mellon Corp.	9,892,822	498,895,013
Baxter International, Inc.	5,367,916	436,465,250
BB&T Corp.	8,607,482	400,506,137
Becton Dickinson and Co.	3,030,996	756,930,631
Berkshire Hathaway, Inc. Class B(a)	21,931,454	4,405,809,794
Best Buy Co., Inc.	2,625,545	186,571,228
Biogen, Inc.(a)	2,215,106	523,606,756
BlackRock, Inc.	1,367,131	584,270,775
Boeing Co.	5,926,069	2,260,321,238
Booking Holdings, Inc.(a)	507,094	884,833,392
BorgWarner, Inc.	2,327,731	89,408,148
Boston Properties, Inc. REIT	1,740,235	232,982,662
Boston Scientific Corp.(a)	15,611,900	599,184,722
Brighthouse Financial, Inc.(a)	1,327,637	48,179,947
Bristol-Myers Squibb Co.	18,390,737	877,422,062
Broadcom, Inc.	4,460,660	1,341,365,069
Broadridge Financial Solutions, Inc.	1,297,189	134,505,527
Brown-Forman Corp. Class B	1,868,928	98,642,020
C.H. Robinson Worldwide, Inc.	1,546,123	134,497,240

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Common Stocks	Shares	Value

Cabot Oil & Gas Corp.	4,910,472	$128,163,319
Cadence Design Systems, Inc.(a)	3,132,255	198,929,515
Campbell Soup Co.	2,118,603	80,782,332
Capital One Financial Corp.	5,269,695	430,481,385
Capri Holdings, Ltd.	1,721,371	78,752,723
Cardinal Health, Inc.	3,340,374	160,839,008
CarMax, Inc.(a)	1,972,717	137,695,647
Carnival Corp.	4,499,372	228,208,148
Caterpillar, Inc.	6,482,033	878,250,651
Cboe Global Markets, Inc.	1,241,084	118,449,057
CBRE Group, Inc. Class A(a)	3,520,871	174,107,071
CBS Corp. Class B	3,917,248	186,186,797
Celanese Corp. Series A	1,451,381	143,120,680
Celgene Corp.(a)	7,911,809	746,400,061
Centene Corp.(a)	4,654,243	247,140,303
CenterPoint Energy, Inc.	5,645,423	173,314,486
CenturyLink, Inc.	10,586,943	126,937,447
Cerner Corp.(a)	3,664,724	209,658,860
CF Industries Holdings, Inc.	2,584,376	105,649,291
Charles Schwab Corp.	13,392,755	572,674,204
Charter Communications, Inc. Class A(a)	1,954,452	678,018,943
Chevron Corp.	21,429,710	2,639,711,678
Chipotle Mexican Grill, Inc.(a)	274,329	194,858,632
Chubb, Ltd.	5,161,356	723,002,748
Church & Dwight Co., Inc.	2,769,901	197,300,048
Cigna Corp.(a)	4,280,937	688,460,288
Cimarex Energy Co.	1,143,102	79,902,830
Cincinnati Financial Corp.	1,685,472	144,782,045
Cintas Corp.	957,743	193,569,438
Cisco Systems, Inc.	49,648,100	2,680,500,919
Citigroup, Inc.	26,521,601	1,650,174,014
Citizens Financial Group, Inc.	5,303,129	172,351,692
Citrix Systems, Inc.	1,426,308	142,145,855
Clorox Co.	1,445,584	231,958,409
CME Group, Inc.	4,030,201	663,290,481
CMS Energy Corp.	3,154,979	175,227,534
Coca-Cola Co.	43,343,275	2,031,065,866
Cognizant Technology Solutions Corp. Class A	6,486,249	469,928,740
Colgate-Palmolive Co.	9,705,672	665,226,759
Comcast Corp. Class A	50,893,924	2,034,739,082
Comerica, Inc.	1,810,607	132,753,705
Conagra Brands, Inc.	5,433,192	150,716,746
Concho Resources, Inc.	2,262,438	251,040,120
ConocoPhillips	12,776,944	852,733,243
Consolidated Edison, Inc.	3,617,459	306,796,698
Constellation Brands, Inc. Class A	1,878,380	329,336,365

Common Stocks	Shares	Value

Cooper Cos., Inc.	555,609	$164,554,718
Copart, Inc.(a)	2,250,054	136,330,772
Corning, Inc.	8,861,383	293,311,777
Costco Wholesale Corp.	4,961,833	1,201,458,243
Coty, Inc. Class A	5,011,126	57,627,949
Crown Castle International Corp. REIT	4,681,172	599,190,016
CSX Corp.	8,725,965	652,876,701
Cummins, Inc.	1,630,028	257,332,520
CVS Health Corp.	14,610,944	787,968,210
D.R. Horton, Inc.	3,804,938	157,448,334
Danaher Corp.	7,078,004	934,438,088
Darden Restaurants, Inc.	1,381,243	167,779,587
DaVita, Inc.(a)	1,412,519	76,685,657
Deere & Co.	3,577,700	571,859,568
Delta Air Lines, Inc.	7,007,832	361,954,523
DENTSPLY SIRONA, Inc.	2,473,515	122,661,609
Devon Energy Corp.	4,937,111	155,815,223
Diamondback Energy, Inc.	1,742,622	176,928,412
Digital Realty Trust, Inc. REIT	2,341,084	278,588,996
Discover Financial Services	3,698,362	263,175,440
Discovery, Inc. Class A(a)	1,728,773	46,711,446
Discovery, Inc. Class C(a)	4,008,846	101,904,865
DISH Network Corp. Class A(a)	2,536,583	80,384,315
Dollar General Corp.	2,961,087	353,257,679
Dollar Tree, Inc.(a)	2,680,514	281,561,191
Dominion Energy, Inc.	9,006,008	690,400,573
Dover Corp.	1,645,102	154,310,568
DowDuPont, Inc.	25,395,336	1,353,825,362
DTE Energy Co.	2,051,863	255,949,391
Duke Energy Corp.	8,190,074	737,106,660
Duke Realty Corp. REIT	4,051,822	123,904,717
DXC Technology Co.	3,020,815	194,268,613
E*TRADE Financial Corp.	2,773,762	128,785,770
Eastman Chemical Co.	1,570,567	119,174,624
Eaton Corp. PLC	4,817,705	388,114,315
eBay, Inc.	9,683,743	359,654,215
Ecolab, Inc.	2,853,247	503,712,225
Edison International	3,670,205	227,259,094
Edwards Lifesciences Corp.(a)	2,335,673	446,884,315
Electronic Arts, Inc.(a)	3,400,761	345,619,340
Eli Lilly & Co.	9,739,187	1,263,756,905
Emerson Electric Co.	6,979,480	477,884,996
Entergy Corp.	2,136,063	204,271,705
EOG Resources, Inc.	6,533,632	621,871,094
Equifax, Inc.	1,361,280	161,311,680
Equinix, Inc. REIT	938,797	425,425,249
Equity Residential REIT	4,167,058	313,862,809

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Common Stocks	Shares	Value

Essex Property Trust, Inc. REIT	740,887	$214,294,156
Estee Lauder Cos., Inc. Class A	2,458,391	406,986,630
Everest Re Group, Ltd.	455,128	98,289,443
Evergy, Inc.	2,867,534	166,460,349
Eversource Energy	3,570,407	253,320,377
Exelon Corp.	10,923,383	547,589,190
Expedia Group, Inc.	1,321,599	157,270,281
Expeditors International of Washington, Inc.	1,940,626	147,293,513
Extra Space Storage, Inc. REIT	1,435,711	146,313,308
Exxon Mobil Corp.	47,786,890	3,861,180,712
F5 Networks, Inc.(a)	677,256	106,281,784
Facebook, Inc. Class A(a)	26,905,240	4,484,834,456
Fastenal Co.	3,227,392	207,553,580
Federal Realty Investment Trust REIT	837,486	115,447,445
FedEx Corp.	2,704,105	490,551,688
Fidelity National Information Services, Inc.	3,657,546	413,668,453
Fifth Third Bancorp	8,676,260	218,815,277
First Republic Bank	1,879,813	188,846,014
FirstEnergy Corp.	5,674,486	236,115,362
Fiserv, Inc.(a)	4,410,475	389,356,733
FleetCor Technologies, Inc.(a)	981,650	242,065,073
FLIR Systems, Inc.	1,519,321	72,289,293
Flowserve Corp.	1,448,979	65,406,912
Fluor Corp.	1,556,518	57,279,862
FMC Corp.	1,518,730	116,668,839
Foot Locker, Inc.	1,300,032	78,781,939
Ford Motor Co.	44,017,002	386,469,278
Fortinet, Inc.(a)	1,635,880	137,364,844
Fortive Corp.	3,296,253	276,522,664
Fortune Brands Home & Security, Inc.	1,583,138	75,373,200
Fox Corp. Class A(a)	3,974,070	145,888,110
Fox Corp. Class B(a)	1,810,699	64,967,880
Franklin Resources, Inc.	3,407,582	112,927,267
Freeport-McMoRan, Inc.	16,154,174	208,227,303
Gap, Inc.	2,438,123	63,830,060
Garmin, Ltd.	1,346,806	116,296,698
Gartner, Inc.(a)	1,006,754	152,704,447
General Dynamics Corp.	3,051,467	516,552,334
General Electric Co.	98,055,989	979,579,330
General Mills, Inc.	6,721,671	347,846,474
General Motors Co.	14,765,109	547,785,544
Genuine Parts Co.	1,645,993	184,400,596
Gilead Sciences, Inc.	14,433,281	938,307,598
Global Payments, Inc.	1,767,477	241,295,960

Common Stocks	Shares	Value

Goldman Sachs Group, Inc.	3,875,373	$744,032,862
H&R Block, Inc.	2,269,484	54,331,447
Halliburton Co.	9,804,330	287,266,869
Hanesbrands, Inc.	4,101,898	73,341,936
Harley-Davidson, Inc.	1,851,278	66,016,573
Harris Corp.	1,330,391	212,476,747
Hartford Financial Services Group, Inc.	4,049,279	201,330,152
Hasbro, Inc.	1,301,473	110,651,234
HCA Healthcare, Inc.	3,006,865	392,035,059
HCP, Inc. REIT	5,345,110	167,301,943
Helmerich & Payne, Inc.	1,205,807	66,994,637
Henry Schein, Inc.(a)	1,701,161	102,256,788
Hershey Co.	1,556,679	178,753,450
Hess Corp.	2,867,592	172,715,066
Hewlett Packard Enterprise Co.	15,506,838	239,270,510
Hilton Worldwide Holdings, Inc.	3,323,965	276,254,731
HollyFrontier Corp.	1,804,610	88,913,135
Hologic, Inc.(a)	3,028,290	146,569,236
Home Depot, Inc.	12,739,505	2,444,583,614
Honeywell International, Inc.	8,211,475	1,304,967,607
Hormel Foods Corp.	3,027,877	135,527,775
Host Hotels & Resorts, Inc. REIT	8,351,325	157,840,043
HP, Inc.	17,269,899	335,554,138
Humana, Inc.	1,534,125	408,077,250
Huntington Bancshares, Inc.	11,899,338	150,883,606
Huntington Ingalls Industries, Inc.	481,255	99,716,036
IDEXX Laboratories, Inc.(a)	964,007	215,551,965
IHS Markit, Ltd.(a)	4,094,361	222,651,351
Illinois Tool Works, Inc.	3,399,980	487,999,129
Illumina, Inc.(a)	1,655,952	514,487,727
Incyte Corp.(a)	2,001,150	172,118,912
Ingersoll-Rand PLC	2,731,647	294,881,294
Intel Corp.	50,719,336	2,723,628,343
Intercontinental Exchange, Inc.(b)	6,389,893	486,526,453
International Business Machines Corp.	10,022,399	1,414,160,499
International Flavors & Fragrances, Inc.	1,127,636	145,228,240
International Paper Co.	4,549,034	210,483,803
Interpublic Group of Cos., Inc.	4,269,720	89,706,817
Intuit, Inc.	2,921,939	763,824,074
Intuitive Surgical, Inc.(a)	1,289,454	735,736,663
Invesco, Ltd.	4,546,794	87,798,592
IPG Photonics Corp.(a)	400,726	60,822,192

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Common Stocks	Shares	Value

IQVIA Holdings, Inc.(a)	1,794,899	$258,196,221
Iron Mountain, Inc. REIT	3,186,648	112,998,538
J.M. Smucker Co.	1,283,053	149,475,675
Jack Henry & Associates, Inc.	863,458	119,796,163
Jacobs Engineering Group, Inc.	1,321,971	99,398,999
JB Hunt Transport Services, Inc.	960,765	97,315,887
Jefferies Financial Group, Inc.	2,962,139	55,658,592
Johnson & Johnson	30,036,287	4,198,772,560
Johnson Controls International PLC	10,297,476	380,388,763
JPMorgan Chase & Co.	36,928,362	3,738,258,085
Juniper Networks, Inc.	3,869,986	102,438,529
Kansas City Southern	1,135,667	131,714,659
Kellogg Co.	2,819,449	161,779,984
KeyCorp	11,361,339	178,941,089
Keysight Technologies, Inc.(a)	2,117,480	184,644,256
Kimberly-Clark Corp.	3,864,404	478,799,656
Kimco Realty Corp. REIT	4,708,974	87,116,019
Kinder Morgan, Inc.	21,932,071	438,860,741
KLA-Tencor Corp.	1,860,974	222,218,905
Kohl’s Corp.	1,865,442	128,286,446
Kraft Heinz Co.	7,014,142	229,011,736
Kroger Co.	8,985,628	221,046,449
L Brands, Inc.	2,541,784	70,102,403
L3 Technologies, Inc.	893,230	184,335,875
Laboratory Corp. of America Holdings(a)	1,133,205	173,357,701
Lam Research Corp.	1,718,607	307,647,839
Lamb Weston Holdings, Inc.	1,652,902	123,868,476
Leggett & Platt, Inc.	1,464,811	61,844,320
Lennar Corp. Class A	3,249,361	159,511,131
Lincoln National Corp.	2,300,419	135,034,595
Linde PLC	6,207,283	1,092,047,298
LKQ Corp.(a)	3,543,682	100,569,695
Lockheed Martin Corp.	2,772,646	832,237,423
Loews Corp.	3,099,946	148,580,412
Lowe’s Cos., Inc.	9,037,629	989,349,247
LyondellBasell Industries NV Class A	3,427,522	288,186,050
M&T Bank Corp.	1,560,390	245,012,438
Macerich Co. REIT	1,192,247	51,683,907
Macy’s, Inc.	3,393,571	81,547,511
Marathon Oil Corp.	9,459,232	158,063,767
Marathon Petroleum Corp.	7,586,310	454,040,653
Marriott International, Inc. Class A	3,209,676	401,498,371
Marsh & McLennan Cos., Inc.	5,689,812	534,273,347
Martin Marietta Materials, Inc.	694,841	139,788,112
Masco Corp.	3,418,647	134,387,014

Common Stocks	Shares	Value

Mastercard, Inc. Class A	10,179,650	$2,396,798,592
Mattel, Inc.(a)	3,810,637	49,538,281
Maxim Integrated Products, Inc.	3,137,349	166,812,846
McCormick & Co., Inc.	1,380,948	208,012,197
McDonald’s Corp.	8,640,417	1,640,815,188
McKesson Corp.	2,160,661	252,926,977
Medtronic PLC	15,106,743	1,375,922,152
Merck & Co., Inc.	29,112,330	2,421,272,486
MetLife, Inc.	10,780,806	458,938,911
Mettler-Toledo International, Inc.(a)	280,270	202,635,210
MGM Resorts International	5,701,775	146,307,547
Microchip Technology, Inc.	2,669,504	221,462,052
Micron Technology, Inc.(a)	12,643,667	522,562,757
Microsoft Corp.	86,530,909	10,205,455,407
Mid-America Apartment Communities, Inc. REIT	1,284,490	140,433,292
Mohawk Industries, Inc.(a)	702,746	88,651,408
Molson Coors Brewing Co. Class B	2,085,163	124,379,973
Mondelez International, Inc. Class A	16,348,774	816,130,798
Monster Beverage Corp.(a)	4,428,947	241,731,927
Moody’s Corp.	1,874,125	339,385,296
Morgan Stanley	14,646,049	618,063,268
Mosaic Co.	3,948,988	107,846,862
Motorola Solutions, Inc.	1,831,469	257,174,877
MSCI, Inc.	949,399	188,778,497
Mylan NV(a)	5,742,341	162,737,944
Nasdaq, Inc.	1,281,251	112,096,650
National Oilwell Varco, Inc.	4,324,459	115,203,588
Nektar Therapeutics(a)	1,922,416	64,593,178
NetApp, Inc.	2,781,873	192,895,074
Netflix, Inc.(a)	4,917,969	1,753,551,027
Newell Brands, Inc.	4,378,337	67,163,690
Newmont Mining Corp.	6,007,666	214,894,213
News Corp. Class A	4,245,470	52,813,647
News Corp. Class B	1,271,602	15,882,309
NextEra Energy, Inc.	5,386,306	1,041,280,676
Nielsen Holdings PLC	3,971,143	93,996,955
NIKE, Inc. Class B	14,178,018	1,193,930,896
NiSource, Inc.	4,196,219	120,263,637
Noble Energy, Inc.	5,454,112	134,880,190
Nordstrom, Inc.	1,274,599	56,566,704
Norfolk Southern Corp.	3,012,307	562,970,055
Northern Trust Corp.	2,489,010	225,031,394
Northrop Grumman Corp.	1,911,687	515,390,815
Norwegian Cruise Line Holdings, Ltd.(a)	2,446,612	134,465,796

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Common Stocks	Shares	Value

NRG Energy, Inc.	3,249,443	$138,036,339
Nucor Corp.	3,523,344	205,587,122
NVIDIA Corp.	6,830,189	1,226,428,737
O’Reilly Automotive, Inc.(a)	895,456	347,705,565
Occidental Petroleum Corp.	8,442,706	558,907,137
Omnicom Group, Inc.	2,496,436	182,214,864
ONEOK, Inc.	4,636,478	323,811,624
Oracle Corp.	28,702,475	1,541,609,932
PACCAR, Inc.	3,897,316	265,563,112
Packaging Corp. of America	1,045,346	103,886,485
Parker-Hannifin Corp.	1,471,692	252,571,781
Paychex, Inc.	3,604,405	289,073,281
PayPal Holdings, Inc.(a)	13,232,196	1,374,031,233
Pentair PLC	1,826,691	81,306,016
People’s United Financial, Inc.	4,149,286	68,214,262
PepsiCo, Inc.	15,842,637	1,941,515,164
PerkinElmer, Inc.	1,249,587	120,410,203
Perrigo Co. PLC	1,399,917	67,420,003
Pfizer, Inc.	62,615,981	2,659,300,713
Philip Morris International, Inc.	17,510,772	1,547,777,137
Phillips 66	4,759,449	452,956,761
Pinnacle West Capital Corp.	1,239,307	118,452,963
Pioneer Natural Resources Co.	1,888,297	287,549,867
PNC Financial Services Group, Inc.	5,108,909	626,658,778
PPG Industries, Inc.	2,695,662	304,259,370
PPL Corp.	8,059,224	255,799,770
Principal Financial Group, Inc.	2,951,118	148,116,612
Procter & Gamble Co.	28,213,864	2,935,652,549
Progressive Corp.	6,577,235	474,152,871
Prologis, Inc. REIT	7,100,521	510,882,486
Prudential Financial, Inc.	4,654,905	427,692,671
Public Service Enterprise Group, Inc.	5,693,446	338,247,627
Public Storage REIT	1,690,592	368,177,126
PulteGroup, Inc.	2,907,026	81,280,447
PVH Corp.	854,018	104,147,495
Qorvo, Inc.(a)	1,387,610	99,533,265
QUALCOMM, Inc.	13,650,381	778,481,228
Quanta Services, Inc.	1,636,914	61,777,134
Quest Diagnostics, Inc.	1,504,642	135,297,409
Ralph Lauren Corp.	627,008	81,310,397
Raymond James Financial, Inc.	1,463,104	117,648,193
Raytheon Co.	3,172,968	577,734,013
Realty Income Corp. REIT	3,422,455	251,755,790
Red Hat, Inc.(a)	1,993,691	364,247,346
Regency Centers Corp. REIT	1,888,780	127,473,762
Regeneron Pharmaceuticals, Inc.(a)	882,975	362,567,194

Common Stocks	Shares	Value

Regions Financial Corp.	11,575,267	$163,790,028
Republic Services, Inc.	2,428,264	195,183,860
ResMed, Inc.	1,614,298	167,838,563
Robert Half International, Inc.	1,360,708	88,663,733
Rockwell Automation, Inc.	1,369,456	240,284,750
Rollins, Inc.	1,645,048	68,466,898
Roper Technologies, Inc.	1,167,160	399,133,705
Ross Stores, Inc.	4,195,745	390,623,859
Royal Caribbean Cruises, Ltd.	1,934,608	221,744,769
S&P Global, Inc.	2,798,914	589,311,343
salesforce.com, Inc.(a)	8,617,261	1,364,715,625
SBA Communications Corp. REIT(a)	1,277,136	254,992,974
Schlumberger, Ltd.	15,611,896	680,210,309
Seagate Technology PLC	2,907,668	139,248,221
Sealed Air Corp.	1,767,721	81,421,229
Sempra Energy	3,087,034	388,534,099
Sherwin-Williams Co.	922,825	397,469,956
Simon Property Group, Inc. REIT	3,480,361	634,156,578
Skyworks Solutions, Inc.	1,989,636	164,105,177
SL Green Realty Corp. REIT	961,831	86,487,844
Snap-on, Inc.	629,031	98,455,932
Southern Co.	11,653,821	602,269,469
Southwest Airlines Co.	5,602,489	290,825,204
Stanley Black & Decker, Inc.	1,710,365	232,900,402
Starbucks Corp.	14,008,401	1,041,384,530
State Street Corp.(c)	4,270,687	281,053,911
Stryker Corp.	3,484,199	688,198,986
SunTrust Banks, Inc.	4,992,504	295,805,862
SVB Financial Group(a)	585,739	130,244,924
Symantec Corp.	7,149,815	164,374,247
Synchrony Financial	7,355,860	234,651,934
Synopsys, Inc.(a)	1,685,890	194,130,233
Sysco Corp.	5,325,583	355,535,921
T Rowe Price Group, Inc.	2,700,019	270,325,902
Take-Two Interactive Software, Inc.(a)	1,266,720	119,540,366
Tapestry, Inc.	3,270,452	106,256,985
Target Corp.	5,885,490	472,369,427
TE Connectivity, Ltd.	3,876,101	312,995,156
TechnipFMC PLC	4,811,487	113,166,174
Teleflex, Inc.	522,841	157,981,637
Texas Instruments, Inc.	10,569,749	1,121,133,276
Textron, Inc.	2,642,734	133,880,904
Thermo Fisher Scientific, Inc.	4,534,493	1,241,181,424
Tiffany & Co.	1,215,247	128,269,321
TJX Cos., Inc.	13,960,816	742,855,019
Torchmark Corp.	1,155,067	94,657,741
Total System Services, Inc.	1,867,891	177,468,324

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Common Stocks	Shares	Value

Tractor Supply Co.	1,352,133	$132,184,522
TransDigm Group, Inc.(a)	548,169	248,863,244
Travelers Cos., Inc.	2,976,582	408,267,987
TripAdvisor, Inc.(a)	1,138,648	58,583,440
Twitter, Inc.(a)	8,206,119	269,817,193
Tyson Foods, Inc. Class A	3,298,442	229,010,828
UDR, Inc. REIT	3,083,490	140,175,455
Ulta Salon Cosmetics & Fragrance, Inc.(a)	632,624	220,614,968
Under Armour, Inc. Class A(a)	2,060,168	43,551,952
Under Armour, Inc. Class C(a)	2,086,065	39,364,047
Union Pacific Corp.	8,141,702	1,361,292,574
United Continental Holdings, Inc.(a)	2,549,043	203,362,651
United Parcel Service, Inc. Class B	7,839,821	876,021,599
United Rentals, Inc.(a)	921,397	105,269,607
United Technologies Corp.	9,130,456	1,176,824,474
UnitedHealth Group, Inc.	10,822,109	2,675,874,671
Universal Health Services, Inc. Class B	957,314	128,059,894
Unum Group	2,429,393	82,186,365
US Bancorp	16,946,950	816,673,520
Valero Energy Corp.	4,753,796	403,264,515
Varian Medical Systems, Inc.(a)	1,028,509	145,760,295
Ventas, Inc. REIT	4,012,157	256,015,738
VeriSign, Inc.(a)	1,196,761	217,283,927
Verisk Analytics, Inc.	1,835,544	244,127,352
Verizon Communications, Inc.	46,602,690	2,755,617,060
Vertex Pharmaceuticals, Inc.(a)	2,879,826	529,743,993
VF Corp.	3,658,668	317,974,836
Viacom, Inc. Class B	3,910,499	109,767,707
Visa, Inc. Class A	19,739,359	3,083,090,482
Vornado Realty Trust REIT	1,955,599	131,885,597
Vulcan Materials Co.	1,465,187	173,478,141
W.W. Grainger, Inc.	505,978	152,263,960

Common Stocks	Shares	Value

Wabtec Corp.	1,506,565	$111,063,972
Walgreens Boots Alliance, Inc.	9,017,075	570,510,335
Walmart, Inc.	16,035,188	1,563,911,886
Walt Disney Co.	19,858,171	2,204,852,764
Waste Management, Inc.	4,384,450	455,588,199
Waters Corp.(a)	805,335	202,710,873
WEC Energy Group, Inc.	3,553,207	280,987,610
WellCare Health Plans, Inc.(a)	556,549	150,129,093
Wells Fargo & Co.	46,179,504	2,231,393,633
Welltower, Inc. REIT	4,352,931	337,787,446
Western Digital Corp.	3,239,833	155,706,374
Western Union Co.	4,975,465	91,896,839
WestRock Co.	2,842,615	109,014,285
Weyerhaeuser Co. REIT	8,389,689	220,984,408
Whirlpool Corp.	710,139	94,370,372
Williams Cos., Inc.	13,640,525	391,755,878
Willis Towers Watson PLC	1,453,667	255,336,609
Wynn Resorts, Ltd.	1,090,621	130,132,898
Xcel Energy, Inc.	5,756,060	323,548,133
Xerox Corp.	2,250,726	71,978,217
Xilinx, Inc.	2,851,562	361,549,546
Xylem, Inc.	2,025,043	160,059,399
Yum! Brands, Inc.	3,451,095	344,453,792
Zimmer Biomet Holdings, Inc.	2,302,764	294,062,963
Zions Bancorp	2,162,202	98,185,593
Zoetis, Inc.	5,392,864	542,899,619

TOTAL COMMON STOCKS (Cost $280,363,452,533)		$266,306,493,364

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$266,306,493,364	$—	$—	$266,306,493,364

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2019 and for the six months then ended, are (Note 3):

	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
Intercontinental Exchange, Inc.	6,513,317	$487,782,310	$202,459,507	$211,207,003	$17,867,115	$(10,375,476)	6,389,893	$486,526,453	$3,294,357
State Street Corp	4,311,343	361,204,317	127,550,495	131,070,778	(3,144,619)	(73,485,504)	4,270,687	281,053,911	4,085,611

TOTAL		$848,986,627	$330,010,002	$342,277,781	$14,722,496	$(83,860,980)		$767,580,364	$7,379,968

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Portfolio Statistics

March 31, 2019 (Unaudited)

INDUSTRY BREAKDOWN

AS OF MARCH 31, 2019*

INDUSTRY	% OF NET ASSETS
Software	6.7%
Banks	5.3
IT Services	5.1
Interactive Media & Services	5.0
Oil, Gas & Consumable Fuels	5.0
Pharmaceuticals	4.8
Internet & Catalog Retail	4.2
Technology Hardware, Storage & Peripherals	4.1
Semiconductors & Semiconductor Equipment	4.0
Health Care Equipment & Supplies	3.9
Equity Real Estate Investment Trusts (REITs)	2.9
Insurance	2.7
Health Care Providers & Services	2.6
Aerospace & Defense	2.4
Biotechnology	2.4
Capital Markets	2.3
Specialty Retail	2.3
Media	2.2
Diversified Telecommunication Services	2.0
Electric Utilities	2.0
Hotels, Restaurants & Leisure	2.0
Chemicals	1.8
Food & Staples Retailing	1.8
Beverages	1.7
Diversified Financial Services	1.7
Household Products	1.7
Industrial Conglomerates	1.5
Machinery	1.5
Communications Equipment	1.3
Food Products	1.3
Life Sciences Tools & Services	1.1
Multi-Utilities	1.1
Tobacco	1.1
Road & Rail	0.9
Air Freight & Logistics	0.7
Consumer Finance	0.7
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Energy Equipment & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.4
Electronic Equipment, Instruments & Components	0.4
Multiline Retail	0.4
Automobiles	0.3
Metals & Mining	0.3
Professional Services	0.3

INDUSTRY	% OF NET ASSETS
Building Products	0.2%
Construction Materials	0.2
Containers & Packaging	0.2
Household Durables	0.2
Independent Power Producers & Energy Traders	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Auto Components	0.1
Distributors	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Construction & Engineering	0.0	**
Diversified Consumer Services	0.0	**
Leisure Equipment & Products	0.0	**
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$265,538,913,000
Investments in affiliates of the Trustee and the Sponsor, at value	767,580,364

Total Investments	266,306,493,364
Cash	1,230,785,734
Receivable for units of fractional undivided interest (“Units”) issued in-kind	1,032,938
Dividends receivable — unaffiliated issuers (Note 2)	232,728,428
Dividends receivable — affiliated issuers (Note 2)	1,988,422

Total Assets	267,773,028,886

LIABILITIES
Payable for investments purchased	4,394,888
Accrued Trustee expense (Note 3)	9,523,589
Accrued Marketing expense (Note 3)	22,841,020
Distribution payable	1,140,428,054
Accrued expenses and other liabilities	33,204,792

Total Liabilities	1,210,392,343

NET ASSETS	$266,562,636,543

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$287,642,092,205
Total distributable earnings (loss)	(21,079,455,662)

NET ASSETS	$266,562,636,543

NET ASSET VALUE PER UNIT	$282.67

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	943,032,116

COST OF INVESTMENTS:
Unaffiliated issuers	$279,462,030,079
Affiliates of the Trustee and the Sponsor (Note 3)	901,422,454

Total Cost of Investments	$280,363,452,533

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Operations

	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,690,002,299	$4,995,395,848	$4,737,367,911	$3,945,216,356
Dividend income — affiliates of the Trustee and the Sponsor	7,379,968	13,606,086	11,842,443	9,522,352
Foreign taxes withheld	—	—	(9,787)	(1,701)

Total Investment Income	2,697,382,267	5,009,001,934	4,749,200,567	3,954,737,007

EXPENSES
Trustee expense (Note 3)	58,264,299	143,201,038	126,137,525	103,362,752
S&P license fee (Note 3)	38,523,275	80,322,526	69,123,020	55,221,522
Marketing expense (Note 3)	21,648,323	22,626,082	18,358,255	36,504,376
Legal and audit fees	216,995	603,472	241,998	384,056
Other expenses	1,753,018	4,372,847	2,644,758	2,221,602

Total Expenses	120,405,910	251,125,965	216,505,556	197,694,308
Trustee expense waiver	—	—	(658,036)	(25,222,398)

Net Expenses	120,405,910	251,125,965	215,847,520	172,471,910

NET INVESTMENT INCOME (LOSS)	2,576,976,357	4,757,875,969	4,533,353,047	3,782,265,097

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,115,528,725)	(631,225,982)	(1,368,210,820)	(1,028,840,743)
Investments — affiliates of the Trustee and the Sponsor	—	(838,353)	(355,947)	26,620,667
In-kind redemptions — unaffiliated issuers	9,418,155,893	37,318,292,156	22,363,636,511	11,251,354,143
In-kind redemptions —affiliated issuers	14,722,496	142,784,439	89,897,379	30,680,189

Net realized gain (loss)	8,317,349,664	36,829,012,260	21,084,967,123	10,279,814,256

Net change in unrealized appreciation / depreciation on:
Investments — unaffiliated issuers	(16,351,527,889)	(760,564,842)	12,961,822,882	10,942,349,396
Investments — affiliates of the Trustee and the Sponsor	(83,860,980)	(158,416,456)	113,290,379	24,374,172

Net change in unrealized appreciation/depreciation	(16,435,388,869)	(918,981,298)	13,075,113,261	10,966,723,568

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,118,039,205)	35,910,030,962	34,160,080,384	21,246,537,824

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(5,541,062,848)	$40,667,906,931	$38,693,433,431	$25,028,802,921

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Changes in Net Assets

	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,576,976,357	$4,757,875,969	$4,533,353,047	$3,782,265,097
Net realized gain (loss)	8,317,349,664	36,829,012,260	21,084,967,123	10,279,814,256
Net change in unrealized appreciation/depreciation	(16,435,388,869)	(918,981,298)	13,075,113,261	10,966,723,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,541,062,848)	40,667,906,931	38,693,433,431	25,028,802,921

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(16,950,896)	2,991,782	57,766,713	21,466,005

DISTRIBUTIONS TO UNITHOLDERS(a)	(2,508,366,220)	(4,894,169,793)	(4,709,369,232)	(3,930,525,113)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	279,249,659,335	617,352,015,478	457,292,137,220	432,172,352,001
Cost of Units redeemed	(284,027,228,085)	(617,035,693,780)	(445,257,589,858)	(422,673,566,737)
Net income equalization (Note 2)	16,950,896	(2,991,782)	(57,766,713)	(21,466,005)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(4,760,617,854)	313,329,916	11,976,780,649	9,477,319,259

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(12,826,997,818)	36,090,058,836	46,018,611,561	30,597,063,072

NET ASSETS AT BEGINNING OF PERIOD	279,389,634,361	243,299,575,525	197,280,963,964	166,683,900,892

NET ASSETS AT END OF PERIOD(b)	$266,562,636,543	$279,389,634,361	$243,299,575,525	$197,280,963,964

UNIT TRANSACTIONS:
Units sold	1,040,100,000	2,275,100,000	1,958,700,000	2,107,450,000
Units redeemed	(1,058,500,000)	(2,281,850,000)	(1,902,150,000)	(2,065,000,000)

NET INCREASE (DECREASE)	(18,400,000)	(6,750,000)	56,550,000	42,450,000

(a)	For the periods ended September 30, 2017 and 2016, respectively, the distributions to unitholders were $4,709,369,232 and $3,930,525,113, respectively, from net investment income.
(b)	Distribution in excess of net investment income amounted to $(1,093,659,404) and $(985,690,493) as of September 30, 2017 and 2016, respectively.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/19 (Unaudited)		Year Ended 9/30/18	Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14
Net asset value, beginning of period	$290.60		$251.30	$216.40		$191.77	$196.98		$167.96

Income (loss) from investment operations:
Net investment income (loss)(a)	2.72		4.86	4.65		4.27	4.28		3.60
Net realized and unrealized gain (loss)	(7.96)		39.46	34.97		24.76	(5.47)		29.03

Total from investment operations	(5.24)		44.32	39.62		29.03	(1.19)		32.63

Net equalization credits and charges(a)	(0.02)		0.00 (b)	0.06		0.02	0.08		0.07

Contribution by Trustee	—		—	—		—	0.03	(c)	—

Less Distributions from:
Net investment income	(2.67)		(5.02)	(4.78)		(4.42)	(4.13)		(3.68)

Net asset value, end of period	$282.67		$290.60	$251.30		$216.40	$191.77		$196.98

Total return(d)	(1.78)%		17.72%	18.44	%(e)	15.30%	(0.64	)%(f)	19.57%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$266,562,637		$279,389,634	$243,299,576		$197,280,964	$166,683,901		$179,915,396

Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.10	%(g)	0.10%	0.09%		0.11%	0.11%		0.11%
Total expenses (excluding Trustee earnings credit)	0.10	%(g)	0.10%	0.09%		0.11%	0.11%		0.11%
Net expenses(h)	0.09	%(g)	0.09%	0.09%		0.09%	0.09%		0.09%
Net investment income (loss)	2.02	%(g)	1.79%	1.98%		2.07%	2.09%		1.93%
Portfolio turnover rate(i)	1%		2%	3%		4%	3%		4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Amount is less than $0.005 per Unit.
(c)	Contribution paid by the Trustee (State Street Bank and Trust Company) in the amount of $26,920,521.
(d)

Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)

Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.

(f)	Total return would have been lower by 0.01% if the Trustee had not made a contribution.
(g)	Annualized.
(h)	Net of expenses waived by the Trustee.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Notes to Financial Statements

March 31, 2019 (Unaudited)

Note 1 — Organization

SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust have not changed as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trustee in the preparation of the Trust’s financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. Federal income tax principles which may differ from U.S. GAAP.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

The Trustee has reviewed the Trust’s tax positions for the open tax years as of September 30, 2018 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2018.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the six months ended March 31, 2019, the Trustee reclassified $9,432,878,389 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$280,414,107,926	$13,847,622,096	$27,955,236,658	$(14,107,614,562)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index . For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2019:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2019, the Adjustment Amount reduced the Trustee’s fee by $18,483,076. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,345,060 and a Trustee earnings credit of $14,138,016.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2020, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2017 and 2016 are identified in the Statements of Operations. No amounts were waived for the six months ended March 31, 2019 and the year ended September 30, 2018. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the U.S. Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2019, and the years ended September 30, 2018, 2017 and 2016, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV. The Trust reimbursed the Sponsor for $253,069 of legal fees, which are included in Legal and audit fees on the Statements of Operations.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2019 are listed in the Schedule of Investments.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

On March 20, 2017, the Trust received a non-recurring litigation payment of $661,715 from State Street Corp., an affiliate of the Trustee, which is recorded as a realized gain in the 2017 Statements of Operations.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index , an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the six months ended March 31, 2019, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $106,086,884,226, $110,865,407,108, $4,502,092,524, and $3,489,221,495, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $9,432,878,389.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500® Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500® Index.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust

Other Information

March 31, 2019 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	9.36%	66.80%	331.93%
Return Based on Bid/Ask Price	9.31%	66.75%	333.33%
S&P 500® Index	9.50%	67.81%	338.09%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	9.36%	10.77%	15.76%
Return Based on Bid/Ask Price	9.31%	10.77%	15.79%
S&P 500® Index	9.50%	10.92%	15.93%

(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPYSAR